Line of Credit - Factor (Details) - USD ($)			9 Months Ended
	Aug. 11, 2021	Jan. 15, 2015	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Line of Credit Facility [Line Items]
Percentage of maximum borrowing capacity of eligible accounts receivables under the line of credit		80.00%
Over advance percentage of maximum borrowing capacity of eligible accounts receivables under the line of credit		100.00%
Over advance maximum percentage of maximum borrowing capacity of eligible accounts receivables under the line of credit	50.00%	50.00%
Line of credit facility, capacity available for trade purchases	$ 1,500,000	$ 500,000
Accounts receivables factoring agreement term			2 years
Line of credit facility, remaining borrowing capacity			$ 2,357,000
Long-term line of credit			$ 383,000
Variable rate on the debt instrument (as a percent)			2.00%
Effective interest rate (as a percent)			5.25%
Hong Kong Joint Venture
Line of Credit Facility [Line Items]
Line of credit facility, capacity available for trade purchases					$ 4,000,000
Line of credit facility, remaining borrowing capacity			$ 383,000	$ 1,795,000